Stockholders' equity	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 12 – Stockholders’ equity

On March 4, 2016, the Company issued a total of 1,693,000 shares of its common stock at $4.70 per share for $7,957,100 to various purchasers in a private placement transaction.

On May 30, 2016, in anticipation of the acquisition of Suzhou E Motors, the Company issued 2,500,000 shares of its common stock to the Seller of Suzhou E Motors. These shares are restricted for minimum twelve months after the completion of the acquisition. The Company is negotiating with owners of Suzhou E-Motors on the final terms and percentage of the equity interest to be acquired. The final number of shares as a part of the consideration may be subject to adjustment. Since the acquisition is not completed yet, the Company treats these shares as if they were in escrow. These shares are excluded from the number of the outstanding shares as well as from the calculation of the weighted average shares outstanding.

On December 28, 2016, the Company issued 1,018,935 shares of the Company’s common stock to acquire the 5% minority interest of Tantech Bamboo from five individual holders. Please refer to Note 14.

As of December 31, 2016, there were 26,811,935 shares common stock issued but only 24,311,935 considered outstanding. The difference represents 2,500,000 shares held in escrow in connection with the business acquisition transaction (see Note 8).